Segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Segmental analysis
Adjusted EBITDAaL	€ 7,244	€ 7,565
Restructuring costs	(142)	(172)
Interest on lease liabilities	204	199
Loss on disposal of property, plant & equipment and intangible assets	(11)	(26)
Depreciation and amortisation on owned assets	(4,807)	(4,949)
Share of results of equity accounted associates and joint ventures	343	111
Other income/(expense)	104	(108)
Operating profit	2,935	2,620
Investment income	211	129
Financing costs	(1,418)	(1,473)
Profit before taxation	€ 1,728	€ 1,276